9. Direct taxes, charges and contributions recoverable (Tables)	12 Months Ended
Dec. 31, 2020
Direct Taxes, Charges And Contributions Recoverable [Abstract]
Schedule of direct taxes, fees and contributions recoverable
	2020	2019

Direct taxes, fees and contributions recoverable	2,698,239	3,762,800

Income tax and social contribution (i)	381,905	428,443
PIS/COFINS (ii)	2,253,545	3,244,549
Other	62,789	89,808

Current portion	(1,421,112)	(1,395,193)
Non-current portion	1,277,127	2,367,607

(i) The amounts of income tax and social contribution are as substantially related to: (a) advances made over the period during which the use will take place at the closing of the current year and any balances in the next year; and (b) other income tax and social contribution credits from previous years whose current estimated period of use will be more than 12 months later.

(ii) The Recoverable PIS/COFINS amounts mainly refer to credits from a legal proceeding filed by TIM Celular S.A. (ultimately merged into TIM S.A., as well as TIM S.A. itself), with a favorable final decision in Higher Courts which discussed the exclusion of the ICMS from the PIS and COFINS calculation bases. According to the Company's internal evaluation, we expect to use such credits within the statute of limitations of up to 5 years.